Supplemental Statement of Cash Flows Information (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 30, 2021	Feb. 17, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Operating lease ROU assets and liabilities						$ 56,650	$ 51,281
Debt Conversion, Original Debt, Amount							$ 183,131	$ 183,131	$ 291,940
Common stock of shares						1,134,084,046		1,055,556,518	683,940,104
Shares issuance			25,000,000			77,420,000
Interest Expense			$ 2,820,000					$ 0	$ 270,607
Operating leases assets and liabilities								$ 105,180
Conversion of convertible note					$ 183,131				$ 291,940
Stock options exercised	3,324,201	6,675,799					76,280,412	13,442,467
Stock options exercised amount
Common stock,shares issued								26,316,264
Related party of common shares amounts								$ 394,743
Derivative liability									$ 339,105
Increase in operating lease liability									95,209
Derivative discount amount									127,273
Exchange debt-for-equity									259,698
Stock issued									334,377
Stock Options [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
No of stock options exercised						1,000,000	11,442,467
Common Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Common stock issued for stock options exercised						912,442
Common stock shares						$ 912
Shares issued							18,313,074	18,313,074
Common stock of shares				8,831,939			8,831,939
Warrant Exercise, Shares							73,867,536
Conversion of convertible note					18,313				$ 226,299
Stock options exercised								11,107,503
Stock options exercised amount				$ 5,303	$ 3,529			$ 11,108
Share of warrants exercised								17,313,024
Warrant exercised amount								17,314
Common shares issued									226,300,034
Exchange debt-for-equity
Warrant [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Warrants exercised							$ 76,280,412
Share of warrants exercised								$ 19,923,269
Common stock,shares issued						162,703,869	184,632,441
Series A Preferred Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Conversion of Stock, Shares Converted							10,000	10,000
Common stock,shares issued									100,000,000
Series A Preferred Stock [Member] | Common Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion				100,000,000			100,000,000
Preferred stock converted into shares								100,000,000
Conversion of convertible note								$ 100,000
Series D Preferred Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Conversion of Stock, Shares Converted							3,979	3,979
Convertible Preferred Stock, Shares Issued upon Conversion						2,500		9,947,500
Common stock,shares issued						215,052,500	215,052,500	215,052,500	225,000,000
Series D Preferred Stock [Member] | Common Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion				9,947,500			9,947,500	2,500
Preferred stock converted into shares								9,947,500
Conversion of convertible note								$ 9,948
Series G Preferred Stock [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Shares issued									2,597
Common stock,shares issued						136,684,211	136,684,211	136,684,211	136,684,211
Exchange debt-for-equity									$ 259,698
Stock Options [Member]
Supplemental Statement of Cash Flows Information (Details) [Line Items]
Stock options exercised								13,109,133